14. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Operating Income And Expense Details
Visa debit card income	$ 3,452	$ 3,170	$ 2,990
Net appraisal management fee income	635	525	718
Insurance and brokerage commissions	714	701	661
Advertising	784	804	685
FDIC insurance	681	739	864
Visa debit card expense	988	905	823
Telephone	588	574	570
Foreclosure/OREO expense	398	317	356
Internet banking expense	671	644	568
FHLB advance prepayment penalty	504	869	530
Consulting	904	609	468
NC Tax Credit Amortization	$ 0	$ 870	$ 160